Matthews China Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.5%

	Shares	Value

CONSUMER DISCRETIONARY: 27.4%
Internet & Direct Marketing Retail: 22.4%
Alibaba Group Holding, Ltd.[b]	6,613,600	$90,253,899
JD.com, Inc. A Shares[b]	1,844,613	52,414,483
Meituan B Shares[b,c,d]	2,538,600	48,091,089
Pinduoduo, Inc. ADR[b]	1,142,500	45,825,675

		236,585,146

Specialty Retail: 3.4%
China Tourism Group Duty Free Corp., Ltd. A Shares	788,590	20,246,395
Zhongsheng Group Holdings, Ltd.	2,306,500	16,217,540

		36,463,935

Household Durables: 1.6%
Midea Group Co., Ltd. A Shares	1,875,052	16,692,643

Total Consumer Discretionary		289,741,724

INFORMATION TECHNOLOGY: 16.9%
Semiconductors & Semiconductor Equipment: 9.6%
LONGi Green Energy Technology Co., Ltd. A Shares	1,377,609	15,502,489
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	215,959	15,289,502
Gigadevice Semiconductor Beijing, Inc. A Shares	635,180	13,983,885
Hangzhou Silan Microelectronics Co., Ltd. A Shares	1,841,109	13,925,252
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	1,406,589	13,173,330
Will Semiconductor Co., Ltd. Shanghai A Shares	341,319	10,292,183
All Winner Technology Co., Ltd. A Shares	1,174,132	9,877,146
Cambricon Technologies Corp., Ltd. A Shares[b]	508,825	5,082,568
NAURA Technology Group Co., Ltd. A Shares	109,541	4,671,082

		101,797,437

Software: 5.3%
Shanghai Baosight Software Co., Ltd. A Shares	2,611,096	19,935,568
Thunder Software Technology Co., Ltd. A Shares	1,051,366	16,269,546
Beijing Kingsoft Office Software, Inc. A Shares	343,879	10,100,113
Kingdee International Software Group Co., Ltd.[b]	2,204,000	4,828,801
Sangfor Technologies, Inc. A Shares	256,149	4,479,840

		55,613,868

Electronic Equipment, Instruments & Components: 2.0%
Wingtech Technology Co., Ltd. A Shares	868,906	11,031,112
Xiamen Faratronic Co., Ltd. A Shares	338,009	10,635,520

		21,666,632

Total Information Technology		179,077,937

	Shares	Value

FINANCIALS: 14.9%
Capital Markets: 9.8%
China International Capital Corp., Ltd. H Shares[c,d]	17,366,400	$38,392,186
CITIC Securities Co., Ltd. H Shares	15,212,925	34,869,580
China Merchants Securities Co., Ltd. H Shares[c,d]	17,230,000	20,164,936
Hong Kong Exchanges & Clearing, Ltd.	225,900	10,588,684

		104,015,386

Banks: 5.1%
China Merchants Bank Co., Ltd. A Shares	7,317,523	53,574,501

Total Financials		157,589,887

INDUSTRIALS: 12.0%
Machinery: 7.0%
Shenzhen Inovance Technology Co., Ltd. A Shares	2,534,207	22,584,675
Wuxi Lead Intelligent Equipment Co., Ltd. A Shares	2,000,516	18,237,921
Estun Automation Co., Ltd. A Shares	4,895,425	15,376,360
Weichai Power Co., Ltd. A Shares	4,602,861	9,612,767
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	1,050,400	8,560,943

		74,372,666

Electrical Equipment: 3.8%
Sungrow Power Supply Co., Ltd. A Shares	941,874	15,767,643
NARI Technology Co., Ltd. A Shares	2,184,564	10,744,915
Gotion High-tech Co., Ltd. A Shares[b]	1,456,583	7,809,124
Contemporary Amperex Technology Co., Ltd. A Shares	77,000	6,149,962

		40,471,644

Transportation Infrastructure: 1.2%
Shanghai International Airport Co., Ltd. A Shares[b]	1,558,351	11,996,295

Total Industrials		126,840,605

COMMUNICATION SERVICES: 8.8%
Interactive Media & Services: 7.4%
Tencent Holdings, Ltd.	1,685,500	77,692,016

Entertainment: 1.4%
Bilibili, Inc. ADR[b]	588,200	15,046,156

Total Communication Services		92,738,172

HEALTH CARE: 6.6%
Life Sciences Tools & Services: 2.3%
Hangzhou Tigermed Consulting Co., Ltd. A Shares	665,331	11,199,039
Pharmaron Beijing Co., Ltd. H Shares[c,d]	852,200	10,248,883
Wuxi Biologics Cayman, Inc.[b,c,d]	408,500	3,243,736

		24,691,658

Health Care Equipment & Supplies: 2.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	237,173	11,437,752
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	2,065,357	11,029,438

		22,467,190

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Matthews China Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Pharmaceuticals: 1.7%
Jiangsu Hengrui Medicine Co., Ltd. A Shares	3,038,333	$17,533,247

Health Care Providers & Services: 0.5%
Topchoice Medical Corp. A Shares[b]	215,491	4,825,740

Total Health Care		69,517,835

MATERIALS: 5.1%
Chemicals: 4.1%
Shanghai Putailai New Energy Technology Co., Ltd. A Shares	927,593	20,336,372
Shandong Sinocera Functional Material Co., Ltd. A Shares	2,119,924	11,478,940
Wanhua Chemical Group Co., Ltd. A Shares	470,818	5,957,248
Skshu Paint Co., Ltd. A Shares	361,126	5,021,660

		42,794,220

Construction Materials: 1.0%
China Jushi Co., Ltd. A Shares	4,509,189	10,753,742

Total Materials		53,547,962

REAL ESTATE: 4.5%
Real Estate Management & Development: 4.5%
CIFI Holdings Group Co., Ltd.	31,934,000	18,610,221
Times China Holdings, Ltd.	34,008,000	11,249,249
KE Holdings, Inc. ADR[b]	711,100	8,796,307
KWG Living Group Holdings, Ltd.[d]	23,653,000	8,719,101

Total Real Estate		47,374,878

CONSUMER STAPLES: 3.3%
Beverages: 2.3%
Wuliangye Yibin Co., Ltd. A Shares	779,619	18,892,114
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	127,922	5,104,617

		23,996,731

	Shares	Value
Food Products: 1.0%
Anjoy Foods Group Co., Ltd. A Shares	641,923	$11,097,060

Total Consumer Staples		35,093,791

TOTAL INVESTMENTS: 99.5%		1,051,522,791
(Cost $1,296,585,397)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		5,794,426

NET ASSETS: 100.0%		$1,057,317,217

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $120,140,830, which is 11.36% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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